SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Significant Accounting Policies [Line Items]
Impairment recognized	$ 0	$ 0
Revenue recognized	0	0
Advertising costs	45,000	8,000
Repayable research and development funding arrangement	452,000	186,000
Accrued interest and penalties related to uncertain tax positions	$ 0	$ 0
Subsequent Event | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Right of use asset recognized			$ 5,000,000
Operating lease liability recognized			$ 5,000,000
Stock options
Significant Accounting Policies [Line Items]
Expected dividends	0.00%	0.00%
Minimum
Significant Accounting Policies [Line Items]
Estimated useful live of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful live of assets		7 years